John Hancock Disciplined Value International Select ETF Average Annual Total Returns		12 Months Ended	24 Months Ended	60 Months Ended	109 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	17.90%	8.92%	8.89%
None or SAME
Prospectus [Line Items]
Average Annual Return, Percent		42.73%	20.48%
Performance Inception Date	Dec. 19, 2023
None or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		41.96%	19.98%
None or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		25.91%	15.97%